OTHER ACCOUNT PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF OTHER ACCOUNTS PAYABLE
	December 31,
	2021	2020
	In U.S. dollars in thousands

Accrued expenses	13	2
Deferred income	5	-
Government institutions	15	-
Employees and payroll accruals	32	-
	65	2